Summary of Significant Accounting Policies - Percentage of Inventories Determined Using LIFO Method (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory [Line Items]
Percent using LIFO method	45.00%	47.00%
Amount less than current cost	$ 17.9	$ 15.8